As filed with the Securities and Exchange Commission on September 7, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08507

                              IRONWOOD SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          Warren J. Isabelle, President
                                    Suite 240
                             21 Custom House Street
                                Boston, MA 02109
                                 (800) 472-6114


                      Date of fiscal year end: DECEMBER 31

            Date of reporting period: JANUARY 1, 2006 - JUNE 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


{LOGO}                           IRONWOOD FUNDS



                             IRONWOOD SERIES TRUST
                           -------------------------

                        IRONWOOD ISABELLE SMALL COMPANY
                                   STOCK FUND





                               Semi-Annual Report
                                 June 30, 2006

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
TABLE OF CONTENTS


SHAREHOLDER LETTER ........................................................   2

PORTFOLIO OF INVESTMENTS ..................................................   7

STATEMENT OF ASSETS AND LIABILITIES .......................................  10

STATEMENT OF OPERATIONS ...................................................  11

STATEMENTS OF CHANGES IN NET ASSETS .......................................  12

FINANCIAL HIGHLIGHTS ......................................................  14

NOTES TO FINANCIAL STATEMENTS .............................................  18

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
SHAREHOLDER LETTER

To our Valued Shareholders:

My letter to you this period will be relatively short and hopefully to the point. After what, in our view, was a stellar first quarter, the small cap markets almost immediately faced a blizzard of conflicting macro factors, the uncertainty of which caused a near full about face in performance. After gaining some 13.93% through the end of March, the Russell 2000 Index, which is the Ironwood Isabelle Small Company Stock Fund's (the "Fund") benchmark, declined 5.02% through the end of June and at this writing in mid-August, has given back nearly all of its gains for the year to date. Despite our emphatic assertions that the research process is indeed working and that your portfolio remains well-constructed for the future, these difficult times have had an adverse effect on Fund performance, as well. The Fund's Investment Shares declined by 9.09% for the quarter, lagging the benchmark, though still out performing it for the six month period ended June 30 at 8.70%, versus 8.21% for the benchmark.

We have written extensively over the past two years about our efforts at intensifying the research effort and focusing the portfolio. I will not harp on that subject again, as we believe the process is working as it should, and will continue to benefit the Fund over the long term.

That said, some discussion as to why the Fund underperformed during the last quarter is in order. What we want here is to help you understand what we believe occurs during periods of market instability and how we react, or do not react, in those situations. We can analyze and rationally address a change in fundamentals for a given company. For example, if we can determine that a company's fortunes are about to turn down, we would expect its economic fundamentals to decline as well, which would most likely not bode well for the stock price of the company, prompting us to sell out of the position ahead of the turmoil. What we cannot well address, especially in the short run, is the excess downward price movement created in small cap stocks resulting from fear or uncertainty which destroys investor confidence. Once again the threat of war, terrorism, runaway energy prices, and inflation, appeared to have all contributed to just such a change in sentiment in the 2nd quarter. During these periods, when relative safety is sought, entire sectors of the market can be abandoned without regard to company fundamentals. Moreover, in our experience, small cap stocks tend to suffer disproportionately to their size and relative liquidity in such circumstances.

During the second quarter, as these uncertainties became increasingly visible, your Fund's portfolio, from a market sense, reacted accordingly. Small caps were hit the hardest of all stock groups, and the fact that the portfolio includes a number of smaller, less liquid names, and is involved in some economic sectors such as biotechnology and basic industries that for a period of time have been abandoned by investors, are in our judgment why the Fund underperformed the far more broad Russell 2000 Index for the period.

What to do? As we have said in the past, with proper research and investment thesis intact, for a given stock, we believe the thing to do is sit tight. We are long-term investors. We are always looking for new ideas and if because of those same difficult market conditions, we can find a company that is a victim of an overreaction such that the long term value proposition appears to us better than for one of our existing holdings, we will make a change, but only if our analysis and valuation warrant it.

Despite the turbulence, during the quarter, there was activity in the Fund's portfolio. We exited five positions, while making four new investments. Two of the five sales, corporate travel consultant Navigant International (NASDAQ:
FLYR) and apparel manufacturer Russell Corp (NYSE: RUS), were precipitated by merger activity, and though the buy out prices in both cases were less than we would have liked, a respectable return was made in each. Sterling Construction (NASDAQ: STRL went from what, in our judgment, was a quite undervalued to a clearly overvalued stock within six months, producing a nice gain (50%+) in the process. Neopharm (NASDAQ: NEOL) was one biotechnology instance where we decided to take advantage of the adverse market conditions, at least from a tax-loss perspective, recognizing that significant clinical trials news on the company's promising treatment for brain cancer would not be forthcoming for several months at best. Finally, Hudson Highland Group (NASDAQ: HHGP), a provider of temporary and permanent professional staffing, was both a new purchase and a sale in the quarter. While the potential for this company might have been tremendous, it quickly became apparent to us that the change in environment we were expecting was not developing, but actually becoming worse.

The new additions to the portfolio are faring better, as we would expect. The largest of these, Bausch and Lomb (NYSE: BOL) is well known as a provider of eye care products. The news that its ReNu with MoistureLoc contact lens cleaner poses a higher risk for a potentially blinding fungal infection caused shares to fall by more than 40%, and is precisely why we are invested in the company, as we believe that those fears were largely overdone and the company has acted responsibly by removing it from distribution. NovaGold (NYSE:NG) is a precious metals mining company that to us represents a bargain. Its gold reserves are valued at just $40 per ounce, by far the lowest of any significant developer in North America, and a mere fraction of the $600+ per ounce for gold sold on the spot market. Finally, we have reinitiated a position in smart-card developer and security software provider Actividentity (NASDAQ: ACTI), formerly called Activcard. This firm struggled to execute on its strategy, but the new CEO, Jason Hart, seems to have put his house in order, underscoring his conviction with repeated large purchases of stock.

With second half of the year upon us, we reiterate that despite added near-term volatility, which we appreciated in the first quarter but loathed in the second, we are comfortable with the construction of the Fund's portfolio and the process responsible for building it. With those thoughts in mind but cognizant of the near-term uncertainties that could pose continued problems ahead, we remain confident in the capability of your Fund to deliver satisfactory results.


Respectfully submitted,

/S/ WARREN J. ISABELLE
----------------------
Warren J. Isabelle
Portfolio Manager




------------------
  INVESTMENTS IN SMALLER COMPANIES CARRY A GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT. RETURNS SHOWN ARE FOR THE FUND'S INVESTMENT SHARES; OTHER SHARE CLASS RETURNS WILL VARY.

  THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2006 UNLESS OTHERWISE NOTED, AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
INVESTMENT CLASS




ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the Ironwood Isabelle Small Company Stock Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

CHART OMITTED


Average Annual Return for the
period ended 06/30/06
      One year ...................  17.53%
      Five year ..................   6.21%
      Inception (3/9/1998) .......   8.04%



                                   Ironwood Isabelle
                                    Small Company       Russell 2000
                    Date              Stock Fund            Index
                  -----------------------------------------------------

                   3/9/1998             10,000              10,000
                  3/31/1998             10,000              10,431
                  6/30/1998              9,040               9,944
                  9/30/1998              6,110               7,941
                 12/31/1998              6,910               9,236
                  3/31/1999              6,690               8,735
                  6/30/1999              8,390              10,094
                  9/30/1999              8,250               9,455
                 12/31/1999             10,330              11,199
                  3/31/2000             11,880              11,993
                  6/30/2000             11,690              11,540
                  9/30/2000             12,050              11,667
                 12/31/2000             11,129              10,861
                  3/31/2001             11,794              10,155
                  6/30/2001             14,067              11,605
                  9/30/2001              9,972               9,193
                 12/31/2001             12,101              11,131
                  3/31/2002             13,699              11,575
                  6/30/2002             13,658              10,608
                  9/30/2002              9,829               8,338
                 12/31/2002              9,992               8,851
                  3/31/2003              8,426               8,454
                  6/30/2003             11,108              10,434
                  9/30/2003             11,999              11,381
                 12/31/2003             14,129              13,034
                  3/31/2004             14,866              13,850
                  6/30/2004             15,255              13,915
                  9/30/2004             14,303              13,517
                 12/31/2004             16,688              15,423
                  3/31/2005             15,767              14,599
                  6/30/2005             16,176              15,229
                  9/30/2005             17,251              15,944
                 12/31/2005             17,491              16,125
                  3/31/2006             20,913              18,373
                  6/30/2006             19,012              17,449





PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
INSTITUTIONAL CLASS


ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the Ironwood Isabelle Small Company Stock Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.


CHART OMITTED


Average Annual Return for the
period ended 06/30/06
      One year ...................  17.83%
      Five year ..................   6.65%
      Inception (3/27/1998) ......   8.43%


                                   Ironwood Isabelle
                                    Small Company       Russell 2000
                    Date              Stock Fund            Index
                  -----------------------------------------------------
                 3/27/1998              10,000              10,000
                 3/31/1998               9,970              10,074
                 6/30/1998               9,040               9,605
                 9/30/1998               6,120               7,670
                12/31/1998               6,920               8,920
                 3/31/1999               6,690               8,437
                 6/30/1999               8,400               9,749
                 9/30/1999               8,270               9,132
                12/31/1999              10,360              10,817
                 3/31/2000              11,920              11,583
                 6/30/2000              11,740              11,145
                 9/30/2000              12,100              11,268
                12/31/2000              11,179              10,490
                 3/31/2001              11,854               9,807
                 6/30/2001              14,147              11,209
                 9/30/2001              10,042               8,879
                12/31/2001              12,233              10,751
                 3/31/2002              13,850              11,179
                 6/30/2002              13,820              10,245
                 9/30/2002               9,950               8,053
                12/31/2002              10,124               8,549
                 3/31/2003               8,548               8,165
                 6/30/2003              11,281              10,077
                 9/30/2003              12,182              10,992
                12/31/2003              14,362              12,588
                 3/31/2004              15,130              13,376
                 6/30/2004              15,539              13,439
                 9/30/2004              14,577              13,055
                12/31/2004              17,013              14,895
                 3/31/2005              16,092              14,100
                 6/30/2005              16,563              14,709
                 9/30/2005              17,679              15,399
                12/31/2005              17,918              15,574
                 3/31/2006              21,457              17,744
                 6/30/2006              19,516              16,853




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 - (Unaudited)
                                                                      MARKET
SHARES        SECURITY                                                VALUE
------        --------                                                -----

             COMMON STOCK - 94.13%

             CONSUMER CYCLICALS - 16.12%
   138,200   4Kids Entertainment, Inc.+                            $ 2,240,222
 1,970,800   Danka Business Systems plc, ADR+                        2,148,172
    59,000   Gevity HR, Inc.                                         1,566,450
   123,400   Hooker Furniture Corp.                                  2,069,418
    62,500   Jarden Corp.+                                           1,903,125
   306,100   Sunterra Corp.+                                         3,134,464
   127,200   Tempur-Pedic International, Inc.+                       1,718,472
                                                                   -----------
                                                                    14,780,323
                                                                   -----------
             CONSUMER STAPLES - 5.04%
    17,900   Bausch & Lomb, Inc.                                       877,816
   103,200   Chiquita Brands International, Inc.                     1,422,096
    47,100   United Stationers, Inc.+                                2,322,972
                                                                   -----------
                                                                     4,622,884
                                                                   -----------
             ENERGY - 4.06%
   168,400   Newpark Resources+                                      1,035,660
   213,500   Petrohawk Energy Corp.+                                 2,690,100
                                                                   -----------
                                                                     3,725,760
                                                                   -----------
             FINANCIALS - 11.92%
    29,900   Arch Capital Group, Ltd.+                               1,777,854
    71,400   Assured Guaranty, Ltd.                                  1,811,418
    74,300   Eastern Insurance Holdings, Inc.+                         951,040
    44,600   Hanover Insurance Group, Inc.                           2,116,716
   196,500   PMA Capital Corp. - Class A+                            2,023,950
   168,200   USI Holdings Corp.+                                     2,255,562
                                                                   -----------
                                                                    10,936,540
                                                                   -----------
             HEALTH CARE - 10.71%
   529,100   ARIAD Pharmaceuticals, Inc.+                            2,386,241
   545,600   Durect Corp.+                                           2,111,472
   472,300   Novavax, Inc.+                                          2,380,392
   516,300   Sirna Therapeutics, Inc.+                               2,942,910
                                                                   -----------
                                                                     9,821,015
                                                                   -----------
             INDUSTRIALS - 1.83%
   363,300   Proliance International, Inc.+                          1,678,446
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

                                        7

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 - (Unaudited), (Continued)
                                                                      MARKET
SHARES        SECURITY                                                VALUE
------        --------                                                -----

             INFORMATION TECHNOLOGY - 9.69%
    38,400   Analogic Corp.                                         $1,789,824
 1,120,600   MagneTek, Inc.+                                         3,025,620
 1,309,444   SoftBrands, Inc.+                                       2,422,471
    71,400   Technitrol, Inc.                                        1,652,910
                                                                   -----------
                                                                     8,890,825
                                                                   -----------
             MATERIALS - 23.87%
    52,308   Aleris International, Inc.+                             2,398,322
    49,400   AM Castle & Co.                                         1,593,150
   241,400   Chemtura Corp.                                          2,254,676
   518,500   ICO, Inc.+                                              2,551,020
   156,900   Lesco, Inc.+                                            2,438,226
   253,100   Material Sciences Corp.+                                2,285,493
   117,200   Novagold Resources, Inc. +                              1,502,504
   127,800   Olin Corp.                                              2,291,454
   237,400   Omnova Solutions, Inc.+                                 1,348,432
   367,400   PolyOne Corp.+                                          3,225,772
                                                                   -----------
                                                                    21,889,049
                                                                   -----------
             OTHER - 2.77%
   600,100   Westaff, Inc.+                                          2,544,424
                                                                   -----------

             TECHNOLOGY - 0.70%
   140,500   Actividentity Corp.+                                      640,680
                                                                   -----------
             TELECOMMUNICATION SERVICES - 1.37%
   121,200   Broadwing Corp.+                                        1,254,420
                                                                   -----------
             UTILITIES - 6.05%
   642,200   Aquila, Inc.+                                           2,703,662
   519,400   Dynegy, Inc. - Class A+                                 2,841,118
                                                                   -----------
                                                                     5,544,780
                                                                   -----------
            TOTAL COMMON STOCK (COST $76,768,136)                   86,329,146
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                                        8





IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

                                                                     MARKET
SHARES        SECURITY                                                VALUE
------        --------                                                -----

            SHORT-TERM INVESTMENT - 5.26%
4,820,373   Fifth Third Institutional
              Money Market Fund (Cost $4,820,373)                  $  4,820,373
                                                                   ------------
            TOTAL INVESTMENTS (COST $81,588,509)* - 99.39%           91,149,519
                                                                   ------------
            OTHER ASSETS NET OF LIABILITIES - 0.61%                     560,125
                                                                   ------------
            NET ASSETS - 100.00%                                   $ 91,709,644
                                                                   ============

-----------
  +   Non-income producing security.
ADR   American Depositary Receipt.
  *   Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
      (depreciation) consists of:

      Gross Unrealized Appreciation                                $ 12,167,203
      Gross Unrealized Depreciation                                  (2,606,193)
                                                                   ------------
      Net Unrealized Appreciation (Depreciation)                   $  9,561,010
                                                                   ============




                               PORTFOLIO HOLDINGS
                             % OF TOTAL INVESTMENTS

PIE CHART OMITTED

                  Materials                     24.0%
                  Consumer Cyclicals            16.2%
                  Financials                    12.0%
                  Health Care                   10.8%
                  Information Technology         9.7%
                  Utilities                      6.1%
                  Money Market Fund              5.3%
                  Consumer Staples               5.1%
                  Energy                         4.1%
                  Other                          2.8%
                  Industrials                    1.8%
                  Telecommunication Services     1.4%
                  Technology                     0.7%






    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 - (Unaudited)

ASSETS:
  Investments in securities at market value
    (cost $81,588,509)                                           $ 91,149,519
  Receivable for securities sold                                    1,237,876
  Receivable for Fund shares sold                                      59,893
  Interest and dividends receivable                                    19,915
  Prepaid expenses                                                     25,415
                                                                 ------------
    TOTAL ASSETS                                                   92,492,618
                                                                 ------------
LIABILITIES:
  Payable for securities purchased                                    183,065
  Due to custodian                                                    309,662
  Payable for Fund shares redeemed                                     58,412
  Payable to adviser                                                   75,481
  Payable for trustees' fees and expenses                               4,545
  Other accrued expenses                                              151,809
                                                                 ------------
    TOTAL LIABILITIES                                                 782,974
                                                                 ------------
NET ASSETS                                                       $ 91,709,644
                                                                 ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  71,678,166
  Accumulated net investment income (loss)                           (506,153)
  Accumulated net realized gain (loss) on investments              10,976,621
  Net unrealized appreciation (depreciation) of investments         9,561,010
                                                                 ------------
NET ASSETS                                                       $ 91,709,644
                                                                 ============
INVESTMENT CLASS SHARES:
Net Assets (unlimited shares of $0.001 par beneficial
  interest authorized; 5,677,567 shares outstanding)             $ 88,014,326
                                                                 ------------
Net asset value, offering and redemption price
  per Investment Class Share                                     $      15.50
                                                                 ------------
INSTITUTIONAL CLASS SHARES:
Net Assets (unlimited shares of $0.001 par beneficial
  interest authorized; 231,037 shares outstanding)               $  3,695,318
                                                                 ------------
Net asset value, offering and redemption price
  per Institutional Class Share                                  $      15.99
                                                                 ------------



    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
STATEMENT OF OPERATIONS

                                                            SIX MONTHS
                                                               ENDED
                                                           JUNE 30, 2006
                                                            (UNAUDITED)
                                                            -----------
INVESTMENT INCOME
  Dividends                                                 $   250,782
  Interest                                                        4,001
                                                            -----------
TOTAL INCOME                                                    254,783
                                                            -----------
EXPENSES
  Investment advisory fees                                      408,683
  Administration fees                                            36,782
  Transfer agent fees
    Investment Class Shares                                      49,815
    Institutional Class Shares                                    5,827
  Distribution fees
    Investment Class Shares                                      94,078
  Accounting fees                                                33,488
  Custodian fees                                                  6,799
  Professional fees                                              93,667
  Registration fees                                              17,139
  Trustees' fees and expenses                                    13,559
  Compliance services fees                                       20,298
  Miscellaneous fees                                             24,267
                                                            -----------
TOTAL EXPENSES                                                  804,402
  Fees waived and expenses reimbursed                           (43,466)
                                                            -----------
NET EXPENSES                                                    760,936
                                                            -----------
NET INVESTMENT INCOME (LOSS)                                   (506,153)
                                                            -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       8,976,057
Net change in unrealized appreciation
  (depreciation) of investments                              (6,369,518)
                                                            -----------
Net realized and unrealized gain
  (loss) on investments                                       2,606,539
                                                            -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                   $ 2,100,386
                                                            ===========





    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                               JUNE 30, 2006      YEAR ENDED
                                                 (UNAUDITED)   DECEMBER 31, 2005
                                                 -----------   -----------------
OPERATIONS
  Net investment income (loss)                   $   (506,153)     $   (967,078)
  Net realized gain (loss) on investments           8,976,057        10,819,514
  Net increase from payment by affiliate and
    other service provider                               --               1,516
  Net change in unrealized appreciation
    (depreciation) of investments                  (6,369,518)       (7,959,925)
                                                 ------------      ------------
  Increase (decrease) in net assets
    resulting from operations                       2,100,386         1,894,027
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains:
    Investment Class                                     --          (8,672,721)
    Institutional Class                                  --          (1,868,751)
                                                 ------------      ------------
  Total distributions to shareholders                    --         (10,541,472)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares subscribed:
    Investment Class                               66,396,697         8,629,573
    Institutional Class                             1,148,240           904,948
  Reinvestment of distributions
    Investment Class                                     --           8,463,918
    Institutional Class                                  --           1,796,885
  Redemption of shares
    Investment Class                              (29,480,132)      (30,621,231)
    Institutional Class                           (10,202,051)       (4,798,274)
                                                 ------------      ------------
  Increase (Decrease) in net assets
    from capital share transactions (a)            27,862,754       (15,624,181)
                                                 ------------      ------------

    TOTAL INCREASE (DECREASE)
      IN NET ASSETS                                29,963,140       (24,271,626)
                                                 ------------      ------------

NET ASSETS
  Beginning of period                              61,746,504        86,018,130
                                                 ------------      ------------
  End of period (including accumulated
    net investment loss of $506,153 and
    $967,078, respectively)                      $ 91,709,644      $ 61,746,504
                                                 ============      ============


    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)


                                              SIX MONTHS ENDED
                                               JUNE 30, 2006    YEAR ENDED
                                                (UNAUDITED)  DECEMBER 31, 2005
                                                -----------  -----------------
NET ASSETS (CONTINUED)
(a) Transactions in capital stock were:
Investment Class
  Shares sold                                   4,016,770          547,778
  Reinvestment of distributions                      --            614,663
  Shares redeemed                              (1,858,333)      (1,986,988)
                                              -----------       ----------
Increase (Decrease) in shares outstanding       2,158,437         (824,547)
                                              ===========       ==========
Institutional Class
  Shares sold                                      68,628           58,268
  Reinvestment of distributions                      --            126,720
  Shares redeemed                                (625,838)        (310,541)
                                              -----------       ----------
Increase (Decrease) in shares outstanding        (557,210)        (125,553)
                                              ===========       ==========


    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                         SIX MONTHS ENDED
                                           JUNE 30, 2006       YEAR ENDED
INVESTMENT CLASS                            (UNAUDITED)     DECEMBER 31, 2005
----------------                            -----------     -----------------

NET ASSET VALUE, BEGINNING OF PERIOD         $   14.26        $   16.31
                                             ---------        ---------

Increase (decrease) from
  investment operations:
  Net investment loss                            (0.10)(b)        (0.23)(b)
  Net realized and unrealized gains
    (losses) on investments                       1.34(b)          0.91(b)
                                             ---------        ---------
NET INCREASE (DECREASE)
  FROM INVESTMENT OPERATIONS                      1.24             0.68
                                             ---------        ---------
  Less distributions from net
    realized gains                             --                 (2.73)
                                             ---------        ---------
NET ASSET VALUE, END OF PERIOD               $   15.50        $   14.26
                                             =========        =========
TOTAL RETURN(c)                                   8.70%            4.81%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)        $  88,015        $  50,171
  Ratio of expenses to average net assets:
  Before waivers and/or reimbursements            1.97%            2.04%
  After waivers and/or reimbursements             1.88%            1.95%
Ratio of net investment income
  (loss) to average net assets:
  Before waivers and/or reimbursements           (1.34)%          (1.56)%
  After waivers and/or reimbursements            (1.25)%          (1.47)%
Portfolio turnover rate                          54.33%           65.68%


----------
     (a)  Audited by another Independent Registered Public Accounting Firm.
     (b)  Calculated based on average shares outstanding during the period.
     (c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.

    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
FINANCIAL HIGHLIGHTS - (Continued)


 YEAR ENDED            YEAR ENDED           YEAR ENDED         YEAR ENDED
DECEMBER 31,          DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
  2004(a)               2003(a)              2002(a)             2001(a)
------------          ------------         ------------        ------------

$  13.80              $   9.76              $  11.82            $  10.87
--------              --------              --------            --------


   (0.19)(b)             (0.13)(b)             (0.14)              (0.08)

    2.70(b)               4.17(b)              (1.92)               1.03
--------              --------              --------            --------

    2.51                  4.04                 (2.06)               0.95
--------              --------              --------            --------
    --                  --                    --                   --
--------              --------              --------            --------
$  16.31              $  13.80              $   9.76            $  11.82
========              ========              ========            ========

   18.12%                41.39%               (17.43)%              8.74%

$ 70,825              $ 67,983              $ 64,552            $ 85,386

    1.89%                 1.94%                 1.80%               1.74%
    1.86%                 1.88%                 1.71%               1.74%


   (1.38)%               (1.32)%               (1.17)%             (0.61)%
   (1.35)%               (1.26)%               (1.08)%             (0.61)%
   90.58%                51.70%                50.41%              43.16%


    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                          SIX MONTHS ENDED
                                           JUNE 30, 2006        YEAR ENDED
INSTITUTIONAL CLASS                         (UNAUDITED)      DECEMBER 31, 2005
-------------------                         -----------      -----------------

NET ASSET VALUE, BEGINNING OF PERIOD         $ 14.68             $   16.63
                                             -------             ---------

Increase (decrease) from
  investment operations:
  Net investment loss                          (0.09)(b)             (0.20)(b)
  Net realized and unrealized gains
    (losses) on investments                     1.40(b)               0.98(b)
                                             -------             ---------
NET INCREASE (DECREASE)
  FROM INVESTMENT OPERATIONS                    1.31                  0.78
                                             -------             ---------
  Less distributions from net
    realized gains                              --                   (2.73)
                                             -------             ---------
NET ASSET VALUE, END OF PERIOD               $ 15.99             $   14.68
                                             =======             =========
TOTAL RETURN(c)                                 8.92%                 5.31%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)        $ 3,695             $  11,576
  Ratio of expenses to average net assets:
    Before waivers and/or reimbursements        1.95%                 1.81%
    After waivers and/or reimbursements         1.69%                 1.70%
Ratio of net investment income
  (loss) to average net assets:
  Before waivers and/or reimbursements         (1.35)%               (1.35)%
  After waivers and/or reimbursements          (1.09)%               (1.24)%
Portfolio turnover rate                        54.33%                65.68%


------------
     (a)  Audited by another Independent Registered Public Accounting Firm.
     (b)  Calculated based on average shares outstanding during the period.
     (c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.


    The accompanying notes are an integral part of the financial statements.


IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
FINANCIAL HIGHLIGHTS - (Continued)



      YEAR ENDED        YEAR ENDED       YEAR ENDED           YEAR ENDED
     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,          DECEMBER 31,
        2004(a)          2003(a)          2002(a)               2001(a)
        -------          -------          -------               -------

     $  14.03          $   9.89           $  11.95            $  10.92


        (0.16)(b)         (0.10)(b)          (0.11)              (0.05)

         2.76(b)           4.24(b)           (1.95)               1.08


         2.60              4.14              (2.06)               1.03

        --                 --                 --                 --

     $  16.63          $  14.03           $   9.89            $  11.95

        18.46%            41.86%            (17.24)%              9.43%

     $ 15,193          $ 18,253           $ 20,920            $ 29,502

         1.63%             1.61%              1.49%               1.49%
         1.61%             1.55%              1.44%               1.49%


        (1.12)%           (0.98)%            (0.86)%             (0.36)%
        (1.10)%           (0.93)%            (0.82)%             (0.36)%
        90.58%            51.70%             50.41%              43.16%



    The accompanying notes are an integral part of the financial statements.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Ironwood Isabelle Small Company Stock Fund (formerly known as ICM/Isabelle Small Cap Value Fund) (the "Fund") is a series of the Ironwood Series Trust (formerly known as ICM Series Trust) (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Shares have exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and are subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Shares). The investment objective of the Fund is to seek capital appreciation by investing primarily in relatively undervalued common stocks of domestic small companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A. SECURITY VALUATION. Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

     value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

     The Fund values securities at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the prices or values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

     B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

     C. NET ASSET VALUE PER SHARE. Net Asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the total assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

     D. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

     For the year ended December 31, 2005, the Fund reclassified $967,078 to decrease accumulated net realized gain and $967,078 to increase accumulated net investment loss. The reclassification has no impact on the net asset value of the Fund and is primarily due to net operating losses.

     As of December 31, 2005, distributable earnings on a tax basis were as follows:

       Undistributed Ordinary Income                 $     396,919
       Undistributed Long-Term Gain                      1,790,685
       Unrealized Appreciation (Depreciation)           15,743,489
                                                     -------------
       Total                                         $  17,931,093
                                                     =============

     E. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

     F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will require the financial institution with which the Fund enters into a repurchase agreement to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. In the event of default, the Fund may have difficulties disposing of such securities.

     G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

   H. NEW ACCOUNTING PRONOUNCEMENTS. In June 2006, the Financial Accounting Standards Board issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation"), which is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

     I. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $67,655,950 and $41,721,909, respectively, for the six months ended June 30, 2006.

NOTE 3 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Ironwood Investment Management, LLC (formerly known as Ironwood Capital Management) ("Ironwood") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement, Ironwood receives an investment advisory fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to the terms of the

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

Agreement, Ironwood is obligated for as long as the Agreement remains in effect, to limit total annual Fund operating expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Shares and 1.70% of the average daily net assets annually for the Institutional Shares, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the six months ended June 30, 2006, advisory fees of $3,402 were waived by Ironwood.

INVESTMENT ADVISORY CONTRACT APPROVAL - On January 24, 2006, Ironwood consummated a transaction (the "Transaction") with MB Investment Partners, Inc. and MB Investment Partners and Associates LLC ("MBIPA"), pursuant to which MBIPA acquired Ironwood. The Transaction resulted in a change in control of Ironwood and an assignment and automatic termination of the Investment Advisory Agreement between Ironwood and the Trust, on behalf of the Fund (the "Agreement"), pursuant to the terms of the Agreement. On October 17, 2005, the Trust's Board of Trustees (the "Board") approved an Interim Investment Advisory Agreement between the Trust, on behalf of the Fund, and Ironwood (the "Interim Agreement"). The Interim Agreement became effective upon closing of the Transaction and remained in effect until April 18, 2006, at which time the Fund's shareholders approved, at a special meeting, a new investment advisory agreement (the "New Agreement," and, collectively with the Interim Agreement and the Agreement, the "Advisory Agreements") between Ironwood and the Trust, on behalf of the Fund, also approved by the Board on October 17, 2005. The terms, including without limitation the advisory fee, of each of the Advisory Agreements, are the same in all material respects, except with respect to those terms related to duration of each Advisory Agreement, and execution and termination dates. The basis of the Board's approval of both the Interim Agreement and New Agreement is set forth in the Fund's Annual Report dated December 31, 2005.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

In addition, the Fund has entered into separate service and operating agreements with Charles Schwab & Co., Inc. ("Schwab") and Fidelity Capital Markets ("FCM"), whereby Schwab and FCM make shares of the Fund available to their clients in exchange for a servicing fee. These fees are included as part of the Transfer Agency fees on the statement of operations. For the six months ended June 30, 2006, the Fund was reimbursed expenses of $39,457 by FCM.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the six months ended June 30, 2006, the Fund was reimbursed expenses of $607 by the Custodian.

DISTRIBUTOR - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor). The Distributor is not affiliated with the Adviser or Citigroup or its various affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

No trustee, officer or employee of Ironwood, or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

NOTE 4 - LINE OF CREDIT

The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

During the six months ended June 30, 2006, the Fund was charged $150 from borrowings under the line of credit. As of June 30, 2006, the Fund had no loans outstanding under the line of credit.

NOTE 5 - DISTRIBUTION PLAN

The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average annual net assets attributable to the Investment Shares for distribution expenses borne, or paid to others, by the Distributor. For the six months ended June 30, 2006, the Fund incurred $94,078 in distribution costs for Investment Shares.

NOTE 6 - PAYMENTS BY AFFILIATE & OTHER SERVICE PROVIDER

For the year ended December 31, 2005, Citigroup reimbursed the Fund to offset an accounting error. As a result, the Fund reimbursed the shareholders who placed trades during the re-evaluation period. In order to compensate the Fund for the overstated number of shares issued to subscribing shareholders during the reevaluation period, Citigroup reimbursed the Fund for the dollar value of these shares. This amount is reflected as payment by other service provider on the Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

NOTE 7 - PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 472-6114 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 472-6114, on the Fund's website www.ironwoodfunds.com and on the SEC's website at www.sec.gov.

NOTE 8 - AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 9 - SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and distribution fees with respect to Investment Shares and other Fund expenses. This example is intended to help you understand these costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 - (Unaudited), (Continued)


                               BEGINNING             ENDING           EXPENSES
                            ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING
                           JANUARY 1, 2006        JUNE 30, 2006        PERIOD*
                           ---------------        -------------        -------
INVESTMENT
SHARES
Actual                      $   1,000.00         $   1,086.95         $   9.73
Return
Hypothetical Return         $   1,000.00         $   1,015.47         $   9.39


INSTITUTIONAL
SHARES
Actual                      $   1,000.00         $   1,089.24         $   8.75
Return
Hypothetical Return         $   1,000.00         $   1,016.41         $   8.45

----------------
     * Expenses are equal to the Fund's annualized expense ratios of 1.88% and 1.69% for Investment Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

NOTE 10 - PROXY RESULTS

At the Special Meeting of Stockholders, held on April 18, 2006 shares were voted as summarized below on the following proposal presented to Shareholders:

To approve a new Investment Advisory Agreement between the Fund and Ironwood Investment Management, LLC:

                  AFFIRMATIVE         AGAINST      ABSTAIN
                  -----------         -------      -------
                   2,166,945          27,926       163,391


NOTE 11 - OTHER INFORMATION

On June 30, 2006, two shareholders held approximately 58% of the outstanding shares of the Fund's Investment Shares. These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders. As of the same date, five shareholders held approximately 79% of the outstanding shares of the Fund's Institutional Shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders.

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




                       IRONWOOD INVESTMENT MANAGEMENT, LLC
                               AND IRONWOOD FUNDS

                                THE IRONWOOD TREE
       is a small, hardy tree, which yields a very useful and solid wood.
          Patiently, these trees remain under the forest canopy until taller neighbors fall. Once given the opportunity, the Ironwood grows quickly to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                      IRONWOOD INVESTMENT MANAGEMENT, LLC,
       the investment manager of the Ironwood Isabelle Small Company Stock Fund, is an independent investment management firm specializing in investing in small company stocks.

                              Ironwood Series Trust
                              Two Portland Square
                               Portland, ME 04101
                                 1-800-472-6114

                                   DISTRIBUTOR
                          Foreside Fund Services, LLC
                         Two Portland Square, 1st Floor
                               Portland, ME 04101
                                www.foresides.com

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME),
MONDAY THROUGH FRIDAY.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Ironwood Series Trust

By       /s/ Warren J. Isabelle
         ---------------------------
         Warren J. Isabelle, President

Date     9/6/06
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Warren J. Isabelle
         -----------------------------------
         Warren J. Isabelle, President

Date     9/6/06
         -----------------------------------


By       /s/ Gary S. Saks
         -----------------------------------
         Gary S. Saks, Treasurer

Date     9/5/06
         -----------------------------------